Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
Liabilities associated to assets held for disposal		$ 4,193
Other liabilities of contractual claims		(2,098)	$ (950)
Reclassifications of Other liabilities		2,932	2,932
Tax claims reclassified to tax charges			(75)
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	$ (11,710)	(4,913)	$ 2,243
Liabilities associated to assets held for disposal	$ (3,133)	$ (96)